Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Operating revenues		$ 821.2	$ 823.6
Cost of sales
Mining and processing		394.4	351.5
Inventory net realizable value adjustment (note 6)	$ 33.9	33.9	0.0
Royalties		9.1	11.7
Amortization		171.5	170.9
Cost of sales		608.9	534.1
Expenses
Exploration		18.4	14.7
Corporate and administrative		25.9	24.5
Share-based compensation		18.3	11.1
Impairment charge (note 14)		38.2	224.3
EARNINGS FROM OPERATIONS		111.5	14.9
Finance expense		(5.7)	(4.5)
Foreign exchange gain (loss)		1.7	(0.9)
Other loss		(5.1)	(7.2)
EARNINGS BEFORE INCOME TAXES		102.4	2.3
Corporate and other
Expenses
Exploration		1.9
Corporate and administrative		25.9
Share-based compensation		18.3
Impairment charge (note 14)		38.2
EARNINGS FROM OPERATIONS		(84.3)
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Operating revenues		347.8	350.5
Cost of sales
Mining and processing		163.4	159.7
Royalties		5.3	5.3
Amortization		81.8	79.4
Cost of sales		250.5	244.4
Expenses
Exploration		4.3	0.7
EARNINGS FROM OPERATIONS		93.0	105.4
Operating segments | Mulatos1
Disclosure of operating segments [line items]
Operating revenues		238.1	221.1
Cost of sales
Mining and processing		150.4	123.1
Inventory net realizable value adjustment (note 6)	$ 33.9
Royalties		1.2	1.1
Amortization		52.5	53.2
Cost of sales		238.0	177.4
Expenses
Exploration		7.5	7.3
EARNINGS FROM OPERATIONS		(7.4)	36.4
Operating segments | Island Gold
Disclosure of operating segments [line items]
Operating revenues		235.3	252.0
Cost of sales
Mining and processing		80.6	68.7
Royalties		2.6	5.3
Amortization		37.2	38.3
Cost of sales		120.4	112.3
Expenses
Exploration		4.7	4.7
EARNINGS FROM OPERATIONS		$ 110.2	135.0
Operating segments | Corporate and other
Expenses
Exploration			2.0
Corporate and administrative			24.5
Share-based compensation			11.1
Impairment charge (note 14)			224.3
EARNINGS FROM OPERATIONS			$ (261.9)